Cash and Cash Equivalents and Investment Securities - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Restricted cash	$ 84	$ 78
Amounts deposited on a blocked account	83
Share Holder [member]
Disclosure of detailed information about borrowings [line items]
Cash acquired in business combination	$ 1